Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
Number
Common shares	of shares

Balance, December 31, 2012	12,470,335
Issued on acquisition of Correvio (note 4)	2,481,596
Issued for cash upon exercise of options	5,192
Issued upon exercise of options in cashless transaction	1,154

Balance, December 31, 2013	14,958,277
Issued through at-the-market offering	30,513
Issued through common share offering	1,500,000
Issued upon exercise of options in cashless transaction	32,212
Issued for cash upon exercise of options	70,000
Balance, December 31, 2014	16,591,002

(i)
On February 18, 2014, the Company completed a prospectus supplement under which the Company may issue common shares in one or more at-the-market (“ATM”) offerings up to an aggregate of $8,900. During the year ended December 31, 2014, the Company issued 30,513 common shares under the ATM program for gross proceeds of $289.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Details of the stock option transactions for the years ended December 31, 2014 and 2013 is summarized as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
		exercise price	contractual life	value
	Number	(CAD$)	(years)	(CAD$)
Outstanding as at December 31, 2012	1,118,112	14.64	2.94	67

Options granted	545,000	3.28
Options exercised	(6,710)	1.70
Options forfeited	(245,226)	22.53
Options expired	(209,264)	33.40
Outstanding as at December 31, 2013	1,201,912	4.68	3.71	4,400

Options granted	260,000	8.27
Options exercised	(111,155)	2.17
Options forfeited	(11,335)	7.48
Options expired	(61,132)	24.03
Outstanding as at December 31, 2014	1,278,290	4.68	3.34	8,411
Exercisable as at December 31, 2014	700,920	4.38	2.94	5,150

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
At December 31, 2014, stock options to executive officers and directors, employees and consultants were outstanding as follows:

	Options outstanding			Options exercisable
		Weighted	Weighted		Weighted
		average	average		average
		remaining	exercise		exercise
Range of		contractual	price		price
exercise prices (CAD$)	Number	life (years)	(CAD$)	Number	(CAD$)

$1.65 to $1.67	272,000	3.22	1.65	132,550	1.65
$1.68 to $2.08	226,845	2.74	1.70	186,681	1.70
$2.09 to $3.78	230,000	2.51	2.45	191,750	2.45
$3.79 to $43.20	549,445	4.01	8.34	189,939	10.88

	1,278,290	3.34	4.68	700,920	4.38

Schedule Of Nonvested Option Activity [Table Text Block]
A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2014 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2013	599,474	2.10
Granted	260,000	4.55
Vested	(269,409)	2.58
Forfeited	(11,195)	3.98
Expired	(1,500)	12.60

Non-vested at December 31, 2014	577,370	3.19

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,
	2014	2013

Dividend yield	-	-
Expected volatility	87.5%	82.7%
Risk-free interest rate	1.1%	1.3%
Expected average life of the options	3.3 years	3.7 years
Estimated forfeiture rate	0.5%	13.4%